CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
CONSOLIDATED STATEMENTS OF OPERATIONS
Net revenues	$ 370,812	$ 290,781	$ 202,304
Cost of revenues	210,909	154,943	106,405
Gross profit	159,903	135,838	95,899
Operating expenses:
Selling and marketing expenses	64,763	41,059	28,879
General and administrative expenses (including share-based compensation expenses of $930, $9,153 and $1,949 in 2014, 2015 and 2016, respectively)	65,422	52,331	32,053
Research and development expenses	3,716	1,401	1,603
Total operating expenses	133,901	94,791	62,535
Income from operations	26,002	41,047	33,364
Gain/(loss) from forward contracts		(8)	57
Interest expense	(4,603)	(2,466)	(1,331)
Interest income	785	699	93
Other income	1,874	883
Income before provision for income taxes and (loss)/gain from equity method investments	24,058	40,155	32,183
Income tax expenses	5,838	13,280	10,101
Income before (loss)/gain from equity method investments	18,220	26,875	22,082
(Loss)/gain from equity method investments	(1,732)	521	(156)
Net income	16,488	27,396	21,926
Less: Net income/(loss) attributable to non-controlling interest	(1,837)	283	319
Net income attributable to iKang Healthcare Group, Inc.	18,325	27,113	21,607
Deemed dividend to preferred shareholders		100	20,436
Undistributed earnings allocated to preferred shareholders		201	7,310
Net (loss)/income attributable to common and preferred shareholders of iKang Healthcare Group, Inc	$ 18,325	$ 26,812	$ (6,139)
Net (loss)/income per share attributable to common shareholders of iKang Healthcare Group, Inc.
Basic (in dollars per share)	$ 0.55	$ 0.82	$ (0.97)
Diluted (in dollars per share)	$ 0.54	$ 0.79	$ (0.97)
Weighted average shares used in calculating net (loss)/income per common share
Basic (in shares)	33,583,005	32,884,357	6,340,005
Diluted (in shares)	34,235,542	34,114,872	6,340,005